Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Contract Liabilities [Abstract]
Advance from customers	$ 211,465	$ 8,674
Total contract liabilities	211,465	8,674
Balance at the beginning of the period	8,674	1,712
Cash received in advance	211,465	63,747
Revenue recognized from opening balance of deferred revenue	(8,674)	(1,712)
Revenue recognized from contract liabilities arising during the period		(55,073)
Balance at the end of the period	$ 211,465	$ 8,674